126 East King Street Lancaster, Pennsylvania 17602 Tel (717) 299-5201 Fax (717) 291-4660 www.barley.com	Kimberly J. Decker, Esquire Direct Dial Number: 717-399-1506 E-mail: kdecker@barley.com

August 24, 2015

Securities & Exchange Commission

450th Street, N.W.

Washington, D.C. 20549-1004

Attn: Filing Desk

Re:	Juniata Valley Financial Corp. (Commission File No. 0-13232) - Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of Juniata Valley Financial Corp. ("Juniata"), we transmit for filing, pursuant to the Securities Act of 1933, as amended, and Rule 101 of Regulation S-T under the Securities Exchange Act of 1934, as amended, a Registration Statement on Form S-4. Please transmit a confirmation of the receipt of this transmission. The filing fee for the Registration Statement has been paid previously by wire transfer pursuant to the requirements of Regulation S-T.

The enclosed Registration Statement relates to the proposed acquisition of FNBPA Bancorp, Inc. ("FNBPA"), a bank holding company headquartered in Pennsylvania, by Juniata. On June 26, 2015, Juniata and FNBPA entered into an Agreement and Plan of Merger (the "Agreement"), under the terms of which: (i) FNBPA will merge with and into Juniata, with Juniata surviving (the "Merger"), (ii) all of the outstanding shares of common stock of FNBPA ("FNBPA Common Stock") will be converted into either: (a) 2.7813 shares of Juniata common stock; or (b) $50.34 in cash; and (iii) immediately after the Merger is consummated, First National Bank of Port Allegany, the wholly-owned subsidiary of FNBPA, will merge with and into The Juniata Valley Bank, the wholly-owned subsidiary of Juniata. In the Merger, FNBPA’s shareholders may elect to receive the cash consideration or the stock consideration for each share owned, subject to the limitation that at least 15%, but no more than 25%, of the outstanding FNBPA Common Stock may be converted into the cash consideration. If the cash elections made are outside the permitted range, elections will be subject to proration to ensure that the cash election limits are met.

Juniata and FNBPA wish to mail the proxy statement/prospectus included in the Registration Statement to their respective shareholders shortly after effectiveness of the Registration Statement in connection with special meetings of each party’s shareholders. Closing would occur shortly after approval of the Merger by each party’s shareholders or, if later, shortly after all required bank regulatory approvals are received. As the parties wish to close early in the fourth quarter, we would appreciate receiving any comments the Commission may have on the enclosed Registration Statement as soon as possible.

Barley Snyder

Lancaster •York • Reading • Hanover • Malvern • Hunt Valley

August 24, 2015

Please call the undersigned if you have any questions in connection with this matter.

Very truly yours,

/s/ Kimberly J. Decker
Kimberly J. Decker

KJD:

CC (via email):

Marcie A. Barber
JoAnn McMinn

R. Keith Fortner

Kenneth Rollins

Paul G. Mattaini